VFI CORE PORTFOLIO

                       VFI INTERMEDIATE DURATION PORTFOLIO


                               SEMI ANNUAL REPORT


                              Dated April 30, 1997

Dear Shareholder:

Let me begin by thanking you for your continued support during the past 6 months. The Voyageur Financial Institutions Funds have enjoyed a good "base building" period, in terms of both fund share growth and investment returns. In addition, we continue to see a broader array of client types participating in and contemplating investment in the Funds, as non-financial institution clients recognize the benefits of holding high quality funds that seek to balance current income and total return objectives. Client interest and your support have been critical components in our success.

On the economic front, interest rates have traded in almost a full 1% range across the Treasury curve, while rising on a net basis over the past six months. The strong economic backdrop prevailing in the first quarter of 1997 prompted the Federal Reserve Board to raise the Fed Funds rate by 0.25% on March 25th. The general rise in rates, which reflected future inflationary expectations and commensurate hikes by the Fed helped to boost the Funds' distribution rates, with only about a 1% decline in net asset value (NAV) compared to their valuations at inception.

Although we expect the Fed will remain vigilant in its watch on inflation, the general consensus has more recently shifted toward a greater expectation for stable Federal Reserve Board policy. We expect that bond prices and Fund NAVs should benefit from the diminished threat of inflation, but we remain poised to respond to any future acceleration of inflation.

Appearing below is a summary of the results for each of the Funds, including NAV, dividends paid, and total net assets for the reporting period.

                                                   Net Asset                                             Total Net
                                                     Value            Net Asset         Dividends          Assets
                                                  Beginning of          Value           Paid Per       End of Period
                    Period                           Period         End of Period         Share           (000's)
--------------------------------------------------------------------------------------------------------------------
SIX-MONTH PERIOD ENDED APRIL 30, 1997:
VFI Core Portfolio                                   $10.04             $9.89             $0.33           $45,544
VFI Intermediate Duration Portfolio                  $10.02             $9.93             $0.31           $30,446



On the page that follows, fund manager Randal W. Harrison, CFA, provides an update on the economy, the current/anticipated interest rate environment, and overall tone of the bond market.

Thank you for your confidence in the Voyageur Financial Institutions Funds and the opportunity to serve your investment needs.

Sincerely,



John G. Taft
President
VFI Core Portfolio
VFI Intermediate Duration Portfolio

MANAGEMENT DISCUSSION AND ANALYSIS OF FUND PERFORMANCE

by Randal W. Harrison, CFA - Portfolio Manager, VOYAGEUR ASSET MANAGEMENT


DISCUSSION OF FUND PERFORMANCE

The investment objective of the VFI Core and Intermediate Duration Portfolios is to seek an attractive level of current income while maintaining total rate of return performance commensurate with the duration risk of the respective Portfolio. The modest rise in interest rates since inception resulted in a net decline in the net asset values (NAV), but provided a welcome boost to the distribution rates. In fact, the distribution rates have experienced a generally rising trend throughout the roughly 13-month history of the funds.

   o The VFI Core Portfolio achieved a total return of 6.36%* since April 1, 1996 (effective inception date, utilized in fee calculations). Voyageur has sought to achieve an attractive rate and total return performance throughout the life of the fund. These objectives were pursued by strategically adjusting the security allocations and managing the duration exposure.

   o The VFI Intermediate Duration Portfolio achieved a total return of 5.84%* since April 1, 1996 (effective inception date, utilized in fee calculations). Voyageur has sought to achieve an attractive rate and total return performance throughout the life of this fund as well. These objectives were pursued by strategically adjusting the security allocations and managing the duration exposure, similar to the VFI Core Portfolio.

OUTLOOK FOR THE VFI FUNDS

Voyageur anticipates that the VFI Funds will benefit from their strong weightings in the mortgage sector, especially in light of the positive prevailing supply and demand technicals that continue to lend support to the mortgage market. Given this view we expect to maintain a fairly aggressive weighting to mortgages until the sector appears vulnerable to a shift in the underlying technical factors.



* Past performance does not guaranty future results.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)                                 APRIL 30, 1997
-----------------------------------------------------------------------------------------------


                                                                                       VFI
                                                                       VFI         INTERMEDIATE
                                                                       CORE          DURATION
                                                                     PORTFOLIO       PORTFOLIO
                                                                   ------------    ------------
              ASSETS
Investments in securities, at market value (note 1)
   (identified costs, $45,568,900 and $30,268,040, respectively)   $ 45,464,281    $ 30,317,809
Cash in bank on demand deposit .................................            406             818
Accrued interest receivable ....................................        326,602         154,264
Receivable for investment securities sold ......................           --           115,948
Due from adviser ...............................................         10,000          15,000
Organizational costs (note 3) ..................................          6,052           6,052
                                                                   ------------    ------------
   Total assets ................................................     45,807,341      30,609,891
                                                                   ------------    ------------

              LIABILITIES
Dividends payable to shareholders ..............................        253,515         155,281
Other accrued expenses .........................................          9,681           8,651
                                                                   ------------    ------------
   Total liabilities ...........................................        263,196         163,932
                                                                   ------------    ------------
NET ASSETS APPLICABLE TO OUTSTANDING CAPITAL STOCK .............   $ 45,544,145    $ 30,445,959
                                                                   ============    ============

Represented by:
   Capital stock-authorized 10 billion shares of $.01 par value
      (note 1) .................................................   $     46,064    $     30,666
   Additional paid-in capital ..................................     45,866,373      30,631,773
   Accumulated net realized loss on investments ................       (263,673)       (266,249)
   Unrealized appreciation (depreciation) of investments .......       (104,619)         49,769
                                                                   ------------    ------------

     TOTAL NET ASSETS ..........................................   $ 45,544,145    $ 30,445,959
                                                                   ============    ============

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE
   Shares of Capital stock outstanding: 4,606,431 and 3,066,567,
      respectively (note 4) ....................................   $       9.89    $       9.93
                                                                   ============    ============

See accompanying notes to financial statements.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

STATEMENTS OF OPERATIONS (UNAUDITED)                   SIX MONTHS ENDED APRIL 30, 1997
--------------------------------------------------------------------------------------
                                                                             VFI
                                                              VFI        INTERMEDIATE
                                                              CORE         DURATION
                                                            PORTFOLIO      PORTFOLIO
                                                           -----------    -----------
Investment income:
   Interest ............................................   $ 1,548,888    $   996,915
                                                           -----------    -----------
Expenses (note 3):
   Investment advisory and management fee ..............        44,327         30,332
   Service fees ........................................        11,082          7,583
   Dividend-disbursing, transfer, administrative
     and accounting services fees ......................        30,116         28,194
   Other expenses ......................................         1,275          1,200
   Amortization of organizational costs ................           773            773
                                                           -----------    -----------
     Total expenses ....................................        87,573         68,082
Less: Expenses waived or absorbed ......................       (10,000)       (15,000)
                                                           -----------    -----------
     Total net expenses ................................        77,573         53,082
                                                           -----------    -----------
     Investment income - net ...........................     1,471,315        943,833
                                                           -----------    -----------

Realized and unrealized gain (loss) on investments:
   Realized loss on security transactions (note 2) .....       (63,050)       (84,323)
   Net change in unrealized appreciation or depreciation
      of investments ...................................      (655,227)      (184,993)
                                                           -----------    -----------
       Net loss on investments .........................      (718,277)      (269,316)
                                                           -----------    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...   $   753,038    $   674,517
                                                           ===========    ===========

See accompanying notes to financial statements.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------


                                                                                                VFI
                                                            VFI                            INTERMEDIATE
                                                           CORE                              DURATION
                                              ----------------------------    ----------------------------
                                                          PORTFOLIO                            PORTFOLIO
                                               SIX MONTHS      PERIOD FROM     SIX MONTHS     PERIOD FROM
                                                  ENDED      MARCH 27, 1996*      ENDED      MARCH 27, 1996*
                                             APRIL 30, 1997   TO OCTOBER 31,  APRIL 30, 1997  TO OCTOBER 31,
                                               (UNAUDITED)        1996         (UNAUDITED)        1996
                                              ------------    ------------    ------------    ------------
Operations:
   Investment income - net ................   $  1,471,315    $  1,295,123    $    943,833    $  1,030,226
   Realized loss on security
     transactions - net ...................        (63,050)       (200,623)        (84,323)       (181,926)
   Net change in unrealized appreciation or
     depreciation of investments ..........       (655,227)        550,608        (184,993)        234,762
                                              ------------    ------------    ------------    ------------
       Net increase in net assets
         resulting  from operations .......        753,038       1,645,108         674,517       1,083,062
                                              ------------    ------------    ------------    ------------

Distributions to shareholders from:
   Investment income - net ................     (1,471,315)     (1,295,733)       (943,833)     (1,030,836)
                                              ------------    ------------    ------------    ------------

Capital share transactions (note 4):
   Proceeds from sale of shares ...........      5,123,919      40,695,466            --        30,761,353
   Net asset value of shares issued in
     reinvestment of net investment income
        distributions .....................        106,895          79,011           3,534             334
   Payments for redemption of shares ......         (2,970)        (89,274)           --          (102,172)
                                              ------------    ------------    ------------    ------------
   Increase in net assets from
     capital share transactions ...........      5,227,844      40,685,203           3,534      30,659,515
                                              ------------    ------------    ------------    ------------
       Total increase (decrease) in net
          assets ..........................      4,509,567      41,034,578        (265,782)     30,711,741
Net assets at beginning of period .........     41,034,578            --        30,711,741            --
                                              ------------    ------------    ------------    ------------
Net assets at end of period ...............   $ 45,544,145    $ 41,034,578    $ 30,445,959    $ 30,711,741
                                              ============    ============    ============    ============

--------------------------------

* Commencement of operations.

See accompanying notes to financial statements.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   During the period ended April 30, 1997, Voyageur Financial Institutions (VFI) Core Portfolio, and VFI Intermediate Duration Portfolio (the "Funds") are series within Voyageur Funds, Inc. and are registered under the Investment Company Act of 1940 (as amended) as diversified, open-end management investment companies. The investment objective of each Fund is to seek as high a level of current income as is consistent with preservation of principal and the average duration of its respective portfolio securities by investing in securities issued or guaranteed by the United States Government or its agencies or instrumentalities. On April 30, 1997 the Funds reorganized by transferring substantially all their assets to a new series of VAM Institutional Funds, Inc. The Funds' investment policies and objectives were not changed as a result of the reorganization.

   The significant accounting policies followed by the Funds are summarized as follows:

USE OF ESTIMATES

   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net increase (decrease) in net assets resulting from operations during the reporting period. Actual results could differ from those estimates.

INVESTMENTS IN SECURITIES

   The values of fixed income securities are determined using pricing services or prices quoted by independent brokers. When market quotations are not readily available, or in certain other circumstances, securities are valued at fair value according to methods selected in good faith by the Board of Directors. Short-term securities are valued at amortized cost which approximates market value.
   Security transactions are accounted for on the trade date. Securities gains and losses are calculated on the identified-cost basis. Interest income, including level- yield amortization of premium and discount, is accrued daily.

FEDERAL INCOME TAXES

   The Funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute income to shareholders in amounts that will avoid or minimize federal income or excise taxes for the Funds. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes primarily because of losses deferred for tax purposes due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.
   For federal income tax purposes, as of October 31, 1996, VFI Core Portfolio had a capital loss carryover of $200,623 and VFI Intermediate Duration Portfolio had a capital loss carryover of $181,926 that will expire in 2004 if not offset by subsequent capital gains. It is unlikely the Board of Directors will authorize a distribution of any net realized capital gains until the available capital loss carryover has been offset or expires.

DISTRIBUTIONS TO SHAREHOLDERS

   Dividends declared daily from net investment income are payable monthly in cash or may be reinvested in additional shares of each Fund at net asset value. Net realized short-term capital gains, when available, may be distributed throughout the year. Net realized long-term capital gains, when available, are distributed annually.

REPURCHASE AGREEMENTS

   Securities pledged as collateral for repurchase agreements are held by each Fund's custodian bank until maturity of the repurchase agreement. Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement in the event of default.

(2) INVESTMENT SECURITIES TRANSACTIONS

   Purchase cost and proceeds of sales of investment securities, other than short-term securities, aggregated $154,021,533 and $153,184,781 for VFI Core Portfolio and $23,171,141 and $24,264,845 for VFI Intermediate Duration Portfolio, respectively, for the six months

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------


ended April 30, 1997.

(3) EXPENSES

   For the period ended April 30, 1997, the Funds had an investment advisory agreement with Marquette Trust Company (Marquette). Marquette retained Voyageur Fund Managers, Inc. (Voyageur) as the sub-adviser to the Funds. The investment sub-adviser furnished, at its own expense, office facilities, equipment and personnel for servicing the investments of the respective funds. Under the investment advisory agreements of the Funds, each Fund's investment adviser is entitled to receive from the Fund a monthly advisory and management fee equivalent on an annual basis to .20% of the average daily net assets of such Fund, subject to a performance adjustment of up to plus or minus .15%. Voyageur is entitled to a fee equal to an annual rate of 50% of the monthly advisory fee plus or minus 50% of the performance fee adjustment. The performance fee adjustment will be determined based on a comparison to a predetermined index. VFI Core Portfolio will be compared to the Lehman Brothers Mutual Fund Government/Mortgage Index and VFI Intermediate Duration Portfolio will be compared to the Lehman Brothers Mutual Fund (1-5 year) U.S.
Government Index.
   Each Fund also pays a monthly service fee equal on an annual basis, of .05% of each Fund's average daily net assets. Such fee is paid to Voyageur Fund Distributors, Inc. (the Underwriter) to compensate the Underwriter for expenses incurred in connection with servicing of Fund shareholder accounts.
   Marquette serves as the custodian of each Fund's portfolio securities and cash. Marquette receives no additional compensation for acting as the custodian the Funds. Voyageur acts as each Fund's dividend disbursing, transfer, administrative and accounting services agent. Voyageur receives a monthly fee from each Fund equal on an annual basis to .10% of each Fund's average daily net assets.
   In addition to the fees above, the Funds are responsible for paying most other operating expenses including directors fees, registration fees, legal and auditing services and other miscellaneous expenses. Organizational costs are being amortized over 60 months on a straight-line basis.
   Marquette, Voyageur and the Underwriter reserve the right to voluntarily waive their fees in whole or part and/or to voluntarily absorb certain other of the Fund's expenses. Any such waiver or absorption, however, will be in their sole discretion and may be lifted or reinstated at any time. For the six months ended April 30, 1997 Voyageur voluntarily waived $10,000 and $15,000 for VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively.
   As of October 31, 1996, affiliated parties owned 3,057,129 shares and 3,054,835 shares of VFI Core Portfolio and VFI Intermediate Duration Portfolio, respectively. This represents ownership of 66.4% and 99.6%, respectively.

(4) SHARE TRANSACTIONS

Transactions in shares during the periods ended April 30, 1997 and October 31, 1996 were as follows:

                                                                                               VFI
                                                            VFI                            INTERMEDIATE
                                                           CORE                              DURATION
                                                          PORTFOLIO                          PORTFOLIO
                                             -----------------------------        ------------------------------
                                               SIX MONTHS        PERIOD FROM       SIX MONTHS        PERIOD FROM
                                                  ENDED       MARCH 27, 1996*        ENDED        MARCH 27, 1996*
                                             APRIL 30, 1997    TO OCTOBER 31,    APRIL 30, 1997    TO OCTOBER 31,
                                               (UNAUDITED)        1996             (UNAUDITED)         1996
                                             -------------    ------------        ------------      ------------
Shares sold...............................         507,004       4,090,115                --           3,076,520
Shares issued for
   reinvested distributions...............          10,704           8,031                 354                34
Shares redeemed...........................            (297)         (9,126)               --             (10,341)
                                             -------------    ------------        ------------      ------------
Increase in shares outstanding............         517,411       4,089,020                 354         3,066,213
                                             =============    ============        ============      ============

--------------------------------

*  Commencement of operations.


THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------------------------------------------


(5)  FINANCIAL HIGHLIGHTS
     Per shares data (rounded to the nearest cent) for a share of capital stock outstanding and selected information for each period are as follows:


                                                                                                VFI
                                                            VFI                            INTERMEDIATE
                                                           CORE                              DURATION
                                                          PORTFOLIO                          PORTFOLIO
                                                 -------------------------           ------------------------
                                                 SIX MONTHS     PERIOD FROM        SIX MONTHS      PERIOD FROM
                                                    ENDED      MARCH 27, 1996*        ENDED       MARCH 27, 1996*
                                               APRIL 30, 1997  TO OCTOBER 31,    APRIL 30, 1997   TO OCTOBER 31,
                                                (UNAUDITED)        1996            (UNAUDITED)        1996
                                                 ---------      ----------           --------       ---------
Net asset value:
   Beginning of period....................          $10.04          $10.00             $10.02          $10.00
                                                 ---------      ----------           --------       ---------

Operations:
   Net investment income..................             .33             .37                .31             .34
   Net realized and unrealized gain (loss)
     on investments.......................            (.15)            .04               (.09)            .02
                                                 ---------      ----------           --------       ---------
       Total from operations..............             .18             .41                .22             .36
                                                 ---------      ----------           --------       ---------

Distributions to shareholders:
   From net investment income.............            (.33)           (.37)              (.31)           (.34)
                                                  ---------      ----------            -------       ---------

Net asset value:
   End of period..........................          $ 9.89           $10.04            $ 9.93           $10.02
                                                    ======          =======            ======          =======

Total investment return (b)...............            1.61%           4.25%              1.99%           3.65%
Net assets at end of
   period (000's omitted).................          $45,544         $41,035            $30,446         $30,712

Ratios:
   Ratio of expenses to
     average daily net assets.............          .35%(c)         .35%(c)            .35%(c)         .35%(c)
   Ratio of net investment income
     to average daily net assets..........         6.65%(c)        6.31%(c)           6.23%(c)        5.64%(c)
   Assuming no voluntary waivers
     and reimbursements:
       Expenses...........................          .40%(c)         .35%(c)            .45%(c)         .35%(c)
       Net investment income..............         6.60%(c)        6.31%(c)           6.13%(c)        5.64%(c)
Portfolio turnover rate
   (excluding short-term securities)......          266.24%         304.10%             76.93%         487.04%

See accompanying notes to Financial Highlights.

THE VOYAGEUR FINANCIAL INSTITUTIONS FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-------------------------------------------------------------------------------


(5)  FINANCIAL HIGHLIGHTS (CONTINUED)

NOTES TO FINANCIAL HIGHLIGHTS

(a)  Commencement of operations.

(b) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at net asset value.

(c)  Annualized.


VFI CORE PORTFOLIO
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                        PRINCIPAL                      MARKET
NAME OF ISSUER                                                           AMOUNT                       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

(Percentage of investment category relates to total net assets)

BONDS: (86.2%)
U. S. GOVERNMENT AGENCY OBLIGATIONS: (79.5%)
-------------------------------------------------------------------------------------------------------------------
     Federal Home Loan Mortgage Corporation
       4.00%, due 05/15/03                                              $ 275,000                  $   269,412
       7.00%, due 08/01/03                                                286,938                      286,728
       7.00%, due 11/15/05                                                266,752                      268,667
       6.50%, due 10/15/16                                                244,478                      244,400
       7.00%, due 02/15/20                                                111,778                      112,022
       6.50%, due 05/01/26                                              4,919,994                    4,783,661


     Government National Mortgage Association
       7.50%, due 03/15/24                                              3,027,726                    3,003,716
       7.50%, due 01/15/27                                              4,019,583                    3,987,708
       7.50%, due 01/15/27                                             11,109,004                   11,020,910
       7.50%, due 02/15/27                                              5,550,497                    5,506,481
       8.00%, due 04/15/27                                              5,050,000                    5,122,669


     Federal National Mortgage Association
       4.75%, due 12/25/11                                                766,095                      760,104
       6.15%, due 01/25/16                                                842,386                      838,174
                                                                                                  ------------

TOTAL U.S. AGENCY OBLIGATIONS (cost: $36,372,979)                                                   36,204,652
                                                                                                  ------------


See accompanying notes to investments in securities.





VFI CORE PORTFOLIO
INVESTMENTS IN SECURITIES (UNAUDITED)(CONTINUED)                                                     APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                      MARKET
NAME OF ISSUER                                                          AMOUNT                       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

U.S. TREASURY ISSUES (6.7%):
-------------------------------------------------------------------------------------------------------------------
     U.S. Treasury Notes
       7.25%, due 05/15/16 (cost: $3,007,062)                           $3,000,000                $  3,070,770
                                                                                                  ------------

TOTAL BONDS (cost: $39,380,041)                                                                     39,275,423
                                                                                                  ------------


SHORT-TERM SECURITIES (13.6%):
-------------------------------------------------------------------------------------------------------------------

   U.S. Government Money Market Fund, 5.20%(c)                             898,616                     898,616

   Federal Home Loan Bank Discount Note
       5.43%, due 05/02/97                                               2,300,000                   2,299,658
       5.47%, due 05/22/97                                               3,000,000                   2,990,585
                                                                                                 -------------

TOTAL SHORT-TERM SECURITIES (cost:$6,188,859)                                                        6,188,859
                                                                                                 -------------


TOTAL INVESTMENTS IN SECURITIES (cost: $45,568,900) (b)                                            $45,464,281
                                                                                                   ===========


See accompanying notes to investments in securities.





VFI INTERMEDIATE DURATION PORTFOLIO
INVESTMENTS IN SECURITIES (UNAUDITED)                                                                APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                       PRINCIPAL                      MARKET
NAME OF ISSUER                                                          AMOUNT                       VALUE (a)
-------------------------------------------------------------------------------------------------------------------

(Percentage of investment category relates to total net assets)

U. S. GOVERNMENT AGENCY OBLIGATIONS: (76.0%)
-------------------------------------------------------------------------------------------------------------------
     Government National Mortgage Association
       6.50%, due 05/20/26(d)                                         $  1,211,944                $  1,242,243
       7.50%, due 01/15/27                                               3,897,252                   3,866,346
       7.50%, due 02/15/27                                                 837,001                     830,363
       8.00%, due 04/15/27                                               1,512,349                   1,534,112

     Government National Mortgage Association II
       6.50%, due 03/20/23(d)                                            1,340,253                   1,373,344

     Federal Home Loan Mortgage Corporation
       8.50%, due 06/01/01                                               1,970,427                   2,011,642
       5.60%, due 06/15/02                                                 540,632                     501,790
       5.50%, due 10/15/02                                                 159,460                     158,811
       6.50%, due 05/01/03                                               4,371,419                   4,316,645
       5.25%, due 06/15/03                                                 316,100                     313,828
       7.00%, due 08/01/03                                                 382,615                     382,336
       5.40%, due 01/15/08                                                 530,724                     522,429
       5.10%, due 10/15/09                                                  19,859                      19,803
       5.00%, due 12/15/12                                                 352,603                     350,068
       5.00%, due 06/15/16                                                  75,185                      73,946
       6.80%, due 02/15/18                                               1,500,000                   1,507,020
       6.80%, due 04/15/18                                                 300,000                     300,093
       5.00%, due 09/15/18                                                 250,000                     246,953


     Federal National Mortgage Association
       5.60%, due 01/16/98                                               1,500,000                   1,496,250
       7.00%, due 01/01/99                                                 500,368                     502,824
       5.00%, due 11/25/02                                                  50,694                      50,456
       5.00%, due 02/25/03                                                 138,455                     137,545
       5.50%, due 02/25/13                                                 184,047                     182,781
       5.90%, due 01/25/16                                                 169,880                     168,659
       6.15%, due 01/25/16                                                 421,193                     419,087
       7.00%, due 05/25/17                                                 151,033                     151,316
       6.75%, due 09/25/18                                                 118,965                     118,778


See accompanying notes to investments in securities.





VFI INTERMEDIATE DURATION PORTFOLIO
INVESTMENTS IN SECURITIES (UNAUDITED) (CONTINUED)                                                    APRIL 30, 1997
-------------------------------------------------------------------------------------------------------------------
                                                                         PRINCIPAL                     MARKET
NAME OF ISSUER                                                            AMOUNT                      VALUE (a)
-------------------------------------------------------------------------------------------------------------------
       7.25%, due 01/25/19                                              $  104,937                  $  105,297
       7.00%, due 03/25/19                                                 268,497                     267,992
                                                                                                --------------


TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (cost: $23,099,726)                                        23,152,757
                                                                                                  ------------


U.S. TREASURY NOTES (0.8%):
-------------------------------------------------------------------------------------------------------------------

       7.13%, due 02/29/00 (cost: $257,656)                                250,000                     254,394
                                                                                                --------------



SHORT-TERM SECURITIES (22.7%):
-------------------------------------------------------------------------------------------------------------------

   U.S. Government Money Market Fund, 5.20% (c)                            323,000                     323,000

   Federal Home Loan Mortgage Corporation
       5.43%, due 05/02/97                                               2,800,000                   2,799,584
       5.47%, due 05/22/97                                               3,800,000                   3,788,074
                                                                                                --------------

TOTAL SHORT-TERM SECURITIES (cost: $6,910,658)                                                       6,910,658
                                                                                                --------------


TOTAL INVESTMENTS IN SECURITIES (cost: $30,268,040) (b)                                            $30,317,809
                                                                                                   ===========


See accompanying notes to investments in securities.

VFI CORE PORTFOLIO
VFI INTERMEDIATE DURATION PORTFOLIO
NOTES TO INVESTMENTS IN SECURITIES (UNAUDITED)
-------------------------------------------------------------------------------

(a) Securities are valued by procedures described in note 1 to the financial statements.
(b) The cost of securities for federal income tax purposes was $45,568,900 and $30,268,040 for Core Portfolio and Intermediate Duration Portfolio, respectively. The aggregate gross unrealized appreciation and depreciation based on this cost was:

                                                 Gross             Gross                   Net
                                              Unrealized        Unrealized             Unrealized
                                             Appreciation     (Depreciation)   Appreciation/(Depreciation)
                                             ------------     -------------    ---------------------------
VFI Core Portfolio......................       $106,856         $(211,475)             $(104,619)
VFI Intermediate Duration Portfolio.....         93,627           (43,858)                49,769

(c) Dividend yields change daily to reflect current market conditions. Rate shown is quoted yield as of April 30, 1997.

(d) Adjustable rate mortgage security. The interest rate disclosed represents the interest rate in effect as of April 30, 1997.